FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
February 15,2012

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $174,461,811
List of Other Included Managers:

NONE

Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	7727	SH	94538		SOLE				94538
ALLIANCE RESOURCE PTN	LP	01877R108	605	SH	7999		SOLE				7999
ARCHER DANIELS MIDLAND	COM	039483102	7203	SH	251850		SOLE				251850
AMERICAN EXPRESS CO	COM	025816109	9233	SH	195729		SOLE				195729
ATHENAHEALTH, INC	COM	04685W103	536	SH	10918		NONE						10918
BERKSHIRE HATHAWAY CL A	COM	084670108	6771	SH	59		SOLE				59
BERKSHIRE HATHAWAY CL B	COM	084670207	3420	SH	44822		SOLE				44822
BUCKEYE PARTNERS	LP	118230101	401	SH	6273		SOLE				6273
BOARDWALK PIPELINE PTN	LP	096627104	538	SH	19435		SOLE				19435
CLEARBRIDGE MLP FUND	COM	184692101	944	SH	42050		SOLE				42050
COLGATE PALMOLIVE CO	COM	194162103	12662	SH	137052		SOLE				137052
CHESAPEAKE MIDSTREAM PT	LP	16524K108	305	SH	10525		SOLE				10525
COPANO ENERGY LLC	LP	217202100	640	SH	18699		SOLE				18699
DOLLAR TREE INC.	COM	256746108	249	SH	3000		SOLE				3000
EMERSON 		COM	291011104	8036	SH	172478		SOLE				172478
ENBRIDGE ENERGY PTN	LP	29250R106	535	SH	16130		SOLE				16130
ENERGY TRANSFER EQUITY	GP	29273V100	399	SH	9833		SOLE				9833
ENERGY TRANSFER PTN	LP	29273R109	349	SH	7615		SOLE				7615
ENTERPRISE PRODUCTS PTN	LP	293792107	1560	SH	33633		SOLE				33633
EXPRESS SCRIPTS		COM	302182100	13578	SH	303831		SOLE				303831
EXXON MOBIL CORP	COM	30231G102	2137	SH	25214		SOLE				25214
EV ENERGY PTN		LP	26926V107	259	SH	3934		SOLE				3634
FEDEX CORP		COM	31428x106	7348	SH	87989		SOLE				87989
HOME DEPOT CO		COM	437076102	9234	SH	219651		SOLE				219651
INERGY			LP	456615103	403	SH	16501		SOLE				16501
JOHNSON & JOHNSON CO.	COM	478160104	9687	SH	147709		SOLE				147709
KINDER MORGAN ENERGY PT	LP	494550106	475	SH	5592		SOLE				5592
LINN ENERGY LLC		LLC	536020100	657	SH	17318		SOLE				17318
MAGELLAN MIDSTREAM PTN	LP	559080106	574	SH	8332		SOLE				8332
MARKWEST ENERGY PTN	LP	570759100	248	SH	4509		SOLE				4509
MERCK & CO INC		COM	589331107	1124	SH	29815		SOLE				29815
MICROSOFT CORP		COM	594918104	201	SH	7747		SOLE				7747
MOODY'S CORP		COM	615369108	311	SH	9220		SOLE				9220
NORTHERN TRUST		COM	665859104	4869	SH	122772		SOLE				122772
NUSTAR GRP HOLDINGS	LP	67059L102	470	SH	14139		SOLE				14139
ONEOK PTN		LP	68268N103	749	SH	12970		SOLE				12970
PEPSICO INC		COM	713448108	10311	SH	155401		SOLE				155401
PLAINS ALL-AMERICAN	LP	726503105	686	SH	9336		SOLE				9336
PROCTOR & GAMBLE CO.	COM	742718109	10441	SH	156515		SOLE				156515
SUBURBAN PROPANE PTN	LP	864482104	291	SH	6113		SOLE				6113
TEEKAY LNG PTN		LP	Y8564M105	576	SH	17380		SOLE				17380
UNITED PARCEL SERV B	COM	911312106	366	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	8842	SH	120978		SOLE				120978
WALGREEN CO		COM	931422109	8484	SH	256617		SOLE				256617
WAL MART STORES		COM	931142103	11462	SH	191802		SOLE				191802
WELLPOINT HEALTH NTWKS	COM	94973H108	1155	SH	17427		NONE				17427
WESTERN UNION CO	COM	959802109	7412	SH	405940		SOLE				405940